F/m High Yield 100 ETF
Schedule of Investments
May 31, 2026 (Unaudited)

CORPORATE BONDS - 98.1%	Par	Value
Advertising & Marketing - 1.0%
Neptune Bidco US, Inc., 10.38%, 05/15/2031 (a)	$ 154,000	$ 160,888

Aerospace & Defense - 1.9%
Bombardier, Inc., 8.75%, 11/15/2030 (a)	150,000	159,222
TransDigm, Inc., 7.13%, 12/01/2031 (a)	158,000	164,175
		323,397

Airlines - 1.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	163,000	162,877

Auto Parts Manufacturing - 1.0%
ZF North America Capital, Inc., 7.50%, 03/24/2031 (a)	162,000	163,562

Automobiles Manufacturing - 1.0%
Nissan Motor Co. Ltd., 8.13%, 07/17/2035 (a)	156,000	165,720

Cable & Satellite - 5.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 02/01/2036 (a)(b)	166,000	162,042
CSC Holdings LLC, 11.75%, 01/31/2029 (a)	183,000	115,557
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	157,000	164,318
DISH Network Corp., 11.75%, 11/15/2027 (a)	162,000	167,035
Sirius XM Radio LLC, 5.88%, 04/15/2032 (a)	164,000	163,222
VZ Secured Financing BV, 7.50%, 01/15/2033 (a)	165,000	158,385
		930,559

Casinos & Gaming - 3.0%
Caesars Entertainment, Inc., 7.00%, 02/15/2030 (a)	160,000	161,862
Melco Resorts Finance Ltd., 7.63%, 04/17/2032 (a)	160,000	164,678
Wynn Macau Ltd., 6.75%, 02/15/2034 (a)	167,000	167,243
		493,783

Chemicals - 2.0%
Celanese US Holdings LLC, 7.70%, 11/15/2033	154,000	165,417
Olympus Water US Holding Corp., 7.25%, 02/15/2033 (a)	168,000	165,881
		331,298

Commercial Finance - 0.9%
FTAI Aviation Investors LLC, 7.88%, 12/01/2030 (a)	151,000	158,356

Construction Materials Manufacturing - 2.0%
Quikrete Holdings, Inc., 6.38%, 03/01/2032 (a)	160,000	162,937
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	160,000	162,210
		325,147

Consumer Finance - 6.8%
Block, Inc., 6.50%, 05/15/2032	161,000	164,079
Freedom Mortgage Corp., 12.25%, 10/01/2030 (a)	146,000	157,787
Navient Corp., 11.50%, 03/15/2031	152,000	161,764
OneMain Finance Corp., 7.88%, 03/15/2030	157,000	163,291
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (a)	158,000	164,211

Rocket Cos., Inc., 7.13%, 02/01/2032 (a)	155,000	160,504
Starwood Property Trust, Inc., 7.25%, 04/01/2029 (a)	158,000	163,968
		1,135,604

Consumer Services - 2.0%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	160,000	167,265
Service Corp. International/US, 5.75%, 10/15/2032	160,000	161,275
		328,540

Containers & Packaging - 3.0%
Ball Corp., 6.00%, 06/15/2029	162,000	164,924
Clydesdale Acquisition Holdings, Inc., 6.88%, 01/15/2030 (a)	164,000	161,417
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030 (a)	165,000	167,095
		493,436

Electrical Equipment Manufacturing - 1.9%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.75%, 07/15/2031 (a)	156,000	161,210
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	160,000	160,266
		321,476

Entertainment Content - 2.9%
Discovery Communications LLC, 6.35%, 06/01/2040	198,000	163,263
Paramount Global, 7.88%, 07/30/2030	155,000	162,728
Univision Communications, Inc., 9.38%, 08/01/2032 (a)	157,000	160,733
		486,724

Entertainment Resources - 1.0%
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's Wonderland Co., 6.63%, 05/01/2032 (a)	161,000	164,467

Exploration & Production - 2.9%
Civitas Resources, Inc., 9.63%, 06/15/2033 (a)	141,000	156,901
Crescent Energy Finance LLC, 8.38%, 01/15/2034 (a)	156,000	163,823
Hilcorp Energy I LP / Hilcorp Finance Co., 8.38%, 11/01/2033 (a)	152,000	161,679
		482,403

Financial Services - 1.0%
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031 (a)	160,000	166,066

Food & Beverage - 1.0%
Post Holdings, Inc., 6.25%, 02/15/2032 (a)	160,000	162,594

Health Care Facilities & Services - 4.0%
CHS/Community Health Systems, Inc., 10.88%, 01/15/2032 (a)	153,000	164,884
DaVita, Inc., 6.88%, 09/01/2032 (a)	160,000	165,690
LifePoint Health, Inc., 9.88%, 08/15/2030 (a)	155,000	164,160
Tenet Healthcare Corp., 6.75%, 05/15/2031	160,000	164,779
		659,513

Home & Office Products Manufacturing - 0.9%
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	152,000	158,806

Industrial Other - 2.0%
Herc Holdings, Inc., 7.25%, 06/15/2033 (a)(b)	160,000	166,909
United Rentals North America, Inc., 3.88%, 11/15/2027	160,000	158,369
		325,278

Managed Care - 2.0%
Centene Corp., 4.63%, 12/15/2029	167,000	162,585
Molina Healthcare, Inc., 6.50%, 02/15/2031 (a)	160,000	162,488
		325,073

Metals & Mining - 3.0%
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034 (a)	163,000	167,848
Mineral Resources Ltd., 9.25%, 10/01/2028 (a)	158,000	164,109
Novelis Corp., 6.88%, 01/30/2030 (a)	160,000	164,536
		496,493

Oil & Gas Services & Equipment - 0.9%
Transocean International Ltd., 8.75%, 02/15/2030 (a)	151,900	158,640

Pharmaceuticals - 2.0%
Bausch Health Cos., Inc., 11.00%, 09/30/2028 (a)	157,000	163,660
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 05/15/2034 (a)	154,000	164,339
		327,999

Pipeline - 4.0%
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (a)	163,000	168,310
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030 (a)	160,000	164,626
Venture Global LNG, Inc., 9.88%, 02/01/2032 (a)	153,000	163,634
Venture Global Plaquemines LNG LLC, 7.75%, 05/01/2035 (a)	143,000	160,506
		657,076

Power Generation - 1.0%
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	160,000	161,357

Property & Casualty Insurance - 3.9%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (a)	160,000	159,841
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031 (a)	160,000	162,406
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032 (a)	161,000	167,838
HUB International Ltd., 7.25%, 06/15/2030 (a)	160,000	164,477
		654,562

Publishing & Broadcasting - 2.9%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030 (a)	152,000	158,394
Gray Media, Inc., 10.50%, 07/15/2029 (a)	155,000	164,272
Nexstar Media, Inc., 6.50%, 09/15/2033 (a)	161,000	162,298
		484,964

Real Estate - 3.0%
Iron Mountain, Inc., 7.00%, 02/15/2029 (a)	160,000	163,481
Kennedy-Wilson, Inc., 7.25%, 06/01/2033 (a)	163,000	165,277
MPT Operating Partnership LP / MPT Finance Corp., 8.50%, 02/15/2032 (a)	158,000	164,661
		493,419

Refining & Marketing - 1.0%
Sunoco LP, 7.25%, 05/01/2032 (a)	158,000	165,061

Restaurants - 2.0%
1011778 BC ULC / New Red Finance, Inc., 4.38%, 01/15/2028 (a)	167,000	165,406
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027 (a)	160,000	159,683
		325,089

Retail - Consumer Discretionary - 4.0%
Advance Auto Parts, Inc., 7.38%, 08/01/2033 (a)	160,000	166,369
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.38%, 06/15/2032 (a)(b)	163,000	166,309
Builders FirstSource, Inc., 6.75%, 05/15/2035 (a)	160,000	161,683
Rakuten Group, Inc., 9.75%, 04/15/2029 (a)	150,000	164,010
		658,371

Software & Services - 3.9%
Cloud Software Group, Inc., 8.25%, 06/30/2032 (a)	163,000	160,046
CoreWeave, Inc., 9.75%, 10/01/2031 (a)	165,000	170,136
ION Platform Finance US, Inc. / ION Platform Finance SARL, 9.50%, 05/30/2029 (a)	172,000	160,737
OAK-Eagle Acquireco, Inc., 7.25%, 07/01/2033 (a)	157,000	163,603
		654,522

Supermarkets & Pharmacies - 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/2028 (a)	160,000	161,799

Travel & Lodging - 2.9%
Carnival Corp., 6.13%, 02/15/2033 (a)(b)	160,000	162,035
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032 (a)	160,000	163,135
NCL Corp. Ltd., 7.75%, 02/15/2029 (a)	157,000	164,136
		489,306

Utilities - 2.0%
PG&E Corp., 5.25%, 07/01/2030	170,000	168,165
XPLR Infrastructure Operating Partners LP, 8.63%, 03/15/2033 (a)	155,000	166,653
		334,818

Waste & Environment Services & Equipment - 1.0%
GFL Environmental, Inc., 6.75%, 01/15/2031 (a)	158,000	163,228

Wireless Telecommunications Services - 3.8%
Altice France SA, 9.50%, 11/01/2029 (a)	157,882	160,621
EchoStar Corp., 10.75%, 11/30/2029	150,000	163,042
Vmed O2 UK Financing I PLC, 7.75%, 04/15/2032 (a)	169,000	157,592
Vodafone Group PLC, 7.00% (5 yr. Swap Rate USD + 4.87%), 04/04/2079	152,000	157,470
		638,725

Wireline Telecommunications Services - 5.0%
Level 3 Financing, Inc., 7.00%, 03/31/2034 (a)	160,000	165,772
Meridian Arc Holdco LLC, 6.25%, 04/30/2031 (a)	165,000	165,867
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031 (a)	164,000	164,185
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031 (a)	167,000	164,863
Windstream Services LLC, 7.50%, 10/15/2033 (a)	158,000	166,353
		827,040
TOTAL CORPORATE BONDS (Cost $16,250,317)		16,278,036

COMMON STOCKS - 0.0% (c)	Shares	Value
ALTICE FRANCE LUX 3 (d)(e)	851	0
TOTAL COMMON STOCKS (Cost $0)		0

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (f)	672,951	672,951
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $672,951)		672,951

TOTAL INVESTMENTS - 102.2% (Cost $16,923,268)		16,950,987
Liabilities in Excess of Other Assets - (2.2)%	(0.02152)	(357,150)
TOTAL NET ASSETS - 100.0%		$ 16,593,837

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $13,996,885 or 84.3% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $520,212.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(e)	Non-income producing security.
(f)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

F/m High Yield 100 ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 16,278,036	$ –	$ 16,278,036
Common Stocks	–	–	0	0
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	672,951
Total Investments	$ –	$ 16,278,036	$ 0	$ 16,950,987

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of August 31, 2025	$ 0
Ending balance as of May 31, 2026	$ 0
$0
Change in unrealized appreciation/depreciation still held as of May 31, 2026	$ 0
0

Description	Fair Value as of May 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$ 0	0	0	$ –
	$ 0